Finance Income and Costs - Summary of Finance Income and Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income
Fair value movements on derivative liabilities	€ 182	€ 376	€ 97
Interest income	31	25	19
Other financial income	1	11	2
Foreign exchange gains	61	43	0
Total	275	455	118
Finance costs
Fair value movements on derivative liabilities	(235)	(360)	(303)
Fair value movements on Convertible Notes	0	(201)	(524)
Interest expense on lease liabilities	(38)	0	0
Interest, bank fees and other costs	(5)	(6)	(4)
Foreign exchange losses	(55)	(17)	(143)
Total	€ (333)	€ (584)	€ (974)